Taxation	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Taxation	Taxation
The Company and its Bermuda domiciled subsidiaries are not subject to Bermuda income or profit tax, withholding tax, capital gains tax or capital transfer tax in Bermuda, under current Bermuda law. However, on December 27, 2023, Bermuda enacted the Corporate Income Tax Act 2023 (the “CIT Act”). Entities subject to tax under the CIT Act are the Bermuda constituent entities of multi-national groups. A multi-national group is defined under the CIT Act as a group with entities in more than one jurisdiction with consolidated revenues of at least €750 million for two of the four previous fiscal years. If Bermuda constituent entities of a multi-national group are subject to tax under the CIT Act, such tax is charged at a rate of 15 percent of the net income of such constituent entities (as determined in accordance with the CIT Act, including after adjusting for any relevant foreign tax credits applicable to the Bermuda constituent entities). No tax is chargeable under the CIT Act until tax years starting on or after January 1, 2025. The CIT Act also includes a provision referred to as the economic transition adjustment, which is intended to provide a fair and equitable transition into the tax regime, and results in a deferred tax benefit for the Company. Pursuant to this legislation, the Company has estimated as of December 31, 2023, a $487 million deferred tax asset in relation to the economic transition adjustment and a $55 million deferred tax liability in relation to the future tax impact of temporary differences between book and tax value. Most of the net $432 million deferred tax asset is expected to be utilized predominantly over a 10-year period.
The Company has subsidiaries and branches that operate in various other jurisdictions around the world that are subject to tax in the jurisdictions in which they operate. The significant jurisdictions in which the Company’s subsidiaries and branches are subject to tax are Canada, France, Hong Kong, Ireland, Singapore, Switzerland, United Kingdom and the U.S.
Income tax returns are open for examination for the tax years 2018-2023 in the U.S. and Hong Kong; 2019-2023 in Canada, Ireland, United Kingdom and Singapore; 2021-2023 in France and Switzerland. As a global organization, the Company may be subject to a variety of transfer pricing or permanent establishment challenges by taxing authorities in various jurisdictions. While management believes that adequate provision has been made in the Consolidated Financial Statements for any potential assessments that may result from tax examinations for all open tax years, the completion of tax examinations for open years may result in changes to the amounts recognized in the Consolidated Financial Statements.
Income tax expense (benefit) for the years ended December 31, 2023, 2022 and 2021 was as follows (in thousands of U.S. dollars):

	2023	2022	2021
Current income tax expense
U.S.	$40,840	$93,906	$31,216
Non U.S.	11,621	20,622	18,293
Total current income tax expense	$52,461	$114,528	$49,509
Deferred income tax (benefit) expense
U.S.	$8,048	$(14,428)	$(9,404)
Non U.S.	(390,065)	(60,138)	61
Total deferred income tax (benefit) expense	$(382,017)	$(74,566)	$(9,343)
Unrecognized tax expense (benefit)
U.S.	$—	$—	$—
Non U.S.	1,632	1,933	(199)
Total unrecognized tax expense (benefit)	$1,632	$1,933	$(199)
Total income tax (benefit) expense
U.S.	$48,888	$79,478	$21,812
Non U.S.	(376,812)	(37,583)	18,155
Total income tax (benefit) expense	$(327,924)	$41,895	$39,967
Income (loss) before taxes attributable to the Company’s domestic and foreign operations and a reconciliation of the actual income tax rate to the amount computed by applying the effective tax rate of 0% under Bermuda (the Company’s domicile) law to income (loss) before taxes was as follows for the years ended December 31, 2023, 2022 and 2021 (in thousands of U.S. dollars):

	2023	2022	2021
Domestic (Bermuda)	$772,926	$(95,063)	$631,852
Foreign	1,217,269	(802,794)	172,303
Income (loss) before taxes	$1,990,195	$(897,857)	$804,155

Reconciliation of effective tax rate (% of income (loss) before taxes)
Expected tax rate	0.0%	0.0%	0.0%
Foreign taxes at local expected tax rates	12.4	15.3	6.7
Impact of foreign exchange gains or losses	(1.1)	(0.3)	(0.1)
Unrecognized tax expense (benefit)	0.1	(0.2)	—
Tax-exempt income and expenses not deductible	(3.8)	0.2	(0.3)
Foreign branch tax	2.0	4.1	0.1
Valuation allowance	(4.3)	(20.8)	0.6
Tax legislation change	(21.9)	—	(0.3)
Other	0.1	(3.0)	(1.7)
Actual tax rate	(16.5)%	(4.7)%	5.0%
Following the enactment in 2023 of the CIT Act, a net $432 million deferred tax asset was recorded as described in further detail above. This had a 21.9 point reduction on the effective tax rate in 2023 and is included within the Tax legislation change line in the table above.
The components of net tax assets and liabilities at December 31, 2023 and 2022 were as follows (in thousands of U.S. dollars):

	December 31, 2023	December 31, 2022
Net tax assets	$563,368	$160,634
Net tax liabilities	(57,584)	(38,576)
Net tax assets	$505,784	$122,058

	December 31, 2023	December 31, 2022
Net current tax assets	$109,538	$108,836
Net deferred tax assets (liabilities)	408,884	23,931
Net unrecognized tax benefit	(12,638)	(10,709)
Net tax assets	$505,784	$122,058
Deferred tax assets and liabilities reflect the tax impact of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes. Significant components of the net deferred tax assets and liabilities at December 31, 2023 and 2022 were as follows (in thousands of U.S. dollars):

	December 31, 2023	December 31, 2022
Deferred tax assets
Foreign tax credit carryforwards	$176,904	$211,023
Tax loss carryforwards	104,546	123,597
Unearned premiums	44,878	46,029
Coinsurance funds held	6,237	—
Unrealized depreciation and timing differences on investments	96,108	170,720
Bermuda economic transition adjustment	487,265	—
Other deferred tax assets	45,019	37,424
	$960,957	$588,793
Valuation allowance	(325,150)	(386,525)
Deferred tax assets	$635,807	$202,268
Deferred tax liabilities
Deferred acquisition costs	$94,144	$92,459
Goodwill and other intangibles	55,067	55,882
Coinsurance reserves	16,065	—
Discounting of loss reserves and adjustment to life policy reserves	44,406	7,928
Equalization reserves	13,732	8,235
Other deferred tax liabilities	3,509	13,833
Deferred tax liabilities	$226,923	$178,337
Net deferred tax assets	$408,884	$23,931
Realization of deferred tax assets is dependent on generating sufficient taxable income in future periods. Although realization is not assured, management believes that it is more likely than not that the deferred tax assets will be realized. The valuation allowance recorded at December 31, 2023 relates to a foreign tax credit carryforward of $177 million in Ireland, a net unrealized investment loss position in the United States generating a deferred tax asset of $114 million, and net deferred tax assets of $32 million in the United States. The valuation allowance recorded at December 31, 2022 relates to a foreign tax credit carryforward of $211 million in Ireland, a net unrealized investment loss position in the United States generating a deferred tax asset of $148 million, and net deferred tax assets of $12 million in the United States, $11 million in the United Kingdom and $5 million in Canada.
At December 31, 2023, the deferred tax assets included $27 million in aggregate tax loss carryforwards (after valuation allowance) including: $15 million in Singapore, $6 million in the United Kingdom, $3 million in Switzerland and $3 million in the United States. At December 31, 2022, the deferred tax assets included $76 million in aggregate tax loss carryforwards (after valuation allowance) including: $26 million in Switzerland, $20 million in Singapore, $10 million in the United States, $2 million in Hong Kong, $2 million in United Kingdom and $1 million in Canada. The loss carryforwards at both December 31, 2023 and
December 31, 2022 can be carried forward for an unlimited period of time except Canada which is limited to twenty years and Switzerland which is limited to seven years.
The total amount of unrecognized tax benefits for the years ended December 31, 2023, 2022 and 2021 was as follows (in thousands of U.S. dollars):

	2023	2022	2021
Balance at January 1	$10,709	$9,276	$10,272
Changes in tax positions taken during a prior year	4,773	1,933	(200)
Settlements	(2,547)	—	—
Impact of the change in foreign currency exchange rates	(297)	(500)	(796)
Balance at December 31	$12,638	$10,709	$9,276
For the years ended December 31, 2023, 2022 and 2021, there were no new uncertain tax positions taken. For the years ended December 31, 2023, 2022 and 2021, there were no unrecognized tax benefits that, if recognized, would create a temporary difference between the reported amount of an item in the Company’s Consolidated Balance Sheets and its tax basis. The Company recognizes interest and penalties as Income tax expense (benefit) in the Consolidated Statements of Operations.
At December 31, 2023, $5 million of unrecognized tax benefits are expected to reverse within twelve months.